Subsequent Events (Details Narrative) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Option to purchase shares of common stock was granted		2,161,458	6,156,580
Exercisable price		$ 0.41	$ 0.41	$ 0.47
Subsequent Event [Member] | Tranche One [Member]
Option to purchase shares of common stock was granted	50,000
Share-based compensation arrangement by share-based payment award, expiration period	90 days
Termination date	Sep. 30, 2027
Subsequent Event [Member] | Tranche Two [Member]
Option to purchase shares of common stock was granted	500,000
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Exercisable price	$ 0.16
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Subsequent Event [Member] | Tranche Three [Member]
Option to purchase shares of common stock was granted	166,667
Share-based compensation arrangement by share-based payment award, expiration period	5 years
Exercisable price	$ 0.16
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Subsequent Event [Member] | Tranche Four [Member] | Employee [Member]
Option to purchase shares of common stock was granted	166,667
Share-based compensation arrangement by share-based payment award, expiration period	5 years
Exercisable price	$ 0.16
Share-based compensation arrangement by share-based payment award, award vesting period	1 year